Consolidated Statements of Financial Position - USD ($) $ in Thousands	Feb. 28, 2021	Aug. 31, 2020
Current
Cash	$ 9,787	$ 1,308
Amounts receivable	436	218
Prepaid expenses	320	385
Total current assets	10,543	1,911
Performance bonds and other assets	145	108
Mineral Properties and Exploration Assets	39,642	34,939
Right to use asset (leased corporate offices)	144	175
Property, plant and equipment	297	282
Total assets	50,771	37,415
Current
Accounts payable and other liabilities	1,210	1,412
Bank advisory fees payable		2,890
Total current liabilities	1,210	4,302
Loan payable	11,051	19,337
Convertible notes	18,099	17,212
Share based liabilities	1,395	509
Lease liability	170	198
Total liabilities	31,925	41,558
SHAREHOLDERS' EQUITY
Share capital	887,247	861,890
Contributed surplus	28,949	28,278
Accumulated other comprehensive loss	(160,799)	(164,124)
Deficit	(752,934)	(746,313)
Total shareholders' equity (deficit) attributable to shareholders of Platinum Group Metals Ltd.	2,463	(20,269)
Non-controlling interest	16,383	16,126
Total shareholders' equity (deficit)	18,846	(4,143)
Total liabilities and shareholders' equity	$ 50,771	$ 37,415